SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Reverse stock split	1-for-35 reverse stock split	1-for-35 reverse stock split
Federally insured limit		$ 250,000
Offering costs		0	$ 0
Impairment of long-lived assets		0	0
Deferred revenue	$ 0	$ 0	$ 0
Income tax contingencies description	Tax years from 2020 through 2023 remain subject to examination by major tax jurisdictions	greater than 50%
Unrecognized tax benefits		$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Total revenue		10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Product Information [Line Items]
Total revenue		59.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Product Information [Line Items]
Total revenue		40.10%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customers One [Member]
Product Information [Line Items]
Total revenue			100.00%
Customer Concentration Risk [Member] | Account Receivable [Member] | One Customers [Member]
Product Information [Line Items]
Total revenue		98.10%
Customer Concentration Risk [Member] | Immaterial Accounts Receivable [Member] | Customers One [Member]
Product Information [Line Items]
Total revenue			100.00%